Earn-Out Shares (Tables)	12 Months Ended
Dec. 31, 2021
Earn Out Share [Abstract]
Schedule Of Estimated Fair Value Of The Earn Out Shares
The estimated fair value of the
Earn-Out Shares
was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the earn-out period
using the most reliable information available. Assumptions used in the valuation were as follows:

	December 31, 2021	As of August 25, 2021 at Initial Measurement
Stock price	$8.28	$16.98
Expected volatility	65.0%	60.0%
Risk-free interest rate	0.6%	0.2%
Forecast period (in years)	1.6	2.0
Cost of equity	20.0%	20.0%

Schedule Of Activity For Earn Out Liability	The following table presents activity for the
earn-out
liability measured at fair value using significant unobservable Level 3 inputs at the Merger close date (August 25, 2021) and December 31, 2021 (in thousands):

Earn-out Liability
Earn-out liability—August 25, 2021 (Closing Date)	$61,024
Incremental shares due to option holder forfeitures	16
Change in fair value—Closing Date through December 31, 2021	(48,910)

Earn-out liability at December 31, 2021	$12,130